American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2021

NT Equity Growth - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.8%
Boeing Co. (The)(1)	15,431	3,930,584
Raytheon Technologies Corp.	13,862	1,071,117
Textron, Inc.	78,549	4,405,028
		9,406,729
Air Freight and Logistics — 0.8%
FedEx Corp.	33,966	9,647,703
Airlines — 0.6%
Alaska Air Group, Inc.(1)	54,652	3,782,465
Delta Air Lines, Inc.(1)	31,614	1,526,324
Southwest Airlines Co.(1)	32,146	1,962,835
		7,271,624
Auto Components — 0.7%
Lear Corp.	25,328	4,590,700
Magna International, Inc.	41,999	3,697,592
		8,288,292
Automobiles — 2.2%
Ford Motor Co.(1)	975,062	11,944,509
General Motors Co.(1)	94,133	5,408,882
Tesla, Inc.(1)	12,106	8,085,961
		25,439,352
Banks — 2.8%
Bank of America Corp.	352,093	13,622,478
CIT Group, Inc.	30,987	1,596,140
Citigroup, Inc.	66,364	4,827,981
East West Bancorp, Inc.	40,331	2,976,428
JPMorgan Chase & Co.	45,108	6,866,791
Truist Financial Corp.	50,275	2,932,038
		32,821,856
Biotechnology — 1.8%
AbbVie, Inc.	124,529	13,476,528
Amgen, Inc.	6,574	1,635,677
Incyte Corp.(1)	52,906	4,299,671
Sage Therapeutics, Inc.(1)	16,174	1,210,624
		20,622,500
Building Products — 1.0%
Masco Corp.	187,623	11,238,618
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	11,932	3,901,764
Morgan Stanley	128,025	9,942,421
State Street Corp.	96,772	8,129,816
		21,974,001
Chemicals — 1.6%
Dow, Inc.	74,214	4,745,243
Mosaic Co. (The)	170,082	5,376,292
Olin Corp.	47,606	1,807,600
Sherwin-Williams Co. (The)	9,533	7,035,449
		18,964,584

Commercial Services and Supplies — 0.5%
Waste Management, Inc.	45,160	5,826,543
Communications Equipment — 1.0%
Cisco Systems, Inc.	142,774	7,382,843
Lumentum Holdings, Inc.(1)	50,553	4,618,017
		12,000,860
Construction and Engineering — 0.8%
MasTec, Inc.(1)	21,259	1,991,968
Quanta Services, Inc.	82,384	7,248,145
		9,240,113
Consumer Finance — 0.7%
Synchrony Financial	183,257	7,451,230
Containers and Packaging — 0.5%
WestRock Co.	106,113	5,523,182
Distributors — 0.3%
LKQ Corp.(1)	69,033	2,922,167
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	3,269	1,838,616
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	51,404	13,132,180
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	396,321	11,996,637
Verizon Communications, Inc.	214,131	12,451,717
		24,448,354
Electric Utilities — 0.1%
NextEra Energy, Inc.	12,459	942,025
Electrical Equipment — 1.7%
Eaton Corp. plc	70,072	9,689,556
Emerson Electric Co.	108,910	9,825,860
		19,515,416
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	82,730	9,168,139
Energy Equipment and Services — 0.4%
Baker Hughes Co.	148,905	3,217,837
Schlumberger NV	51,689	1,405,424
		4,623,261
Entertainment — 1.7%
Electronic Arts, Inc.	38,712	5,240,443
Madison Square Garden Sports Corp.(1)	25,123	4,508,574
Take-Two Interactive Software, Inc.(1)	27,495	4,858,367
Walt Disney Co. (The)(1)	29,091	5,367,871
		19,975,255
Equity Real Estate Investment Trusts (REITs) — 1.2%
Iron Mountain, Inc.	159,468	5,901,911
Simon Property Group, Inc.	48,924	5,566,083
Spirit Realty Capital, Inc.	57,501	2,443,793
		13,911,787
Food and Staples Retailing — 1.4%
Kroger Co. (The)	240,626	8,660,130
Walgreens Boots Alliance, Inc.	33,151	1,819,990
Walmart, Inc.	40,081	5,444,202
		15,924,322
Food Products — 1.6%
General Mills, Inc.	39,755	2,437,777
J.M. Smucker Co. (The)	16,032	2,028,529

Tyson Foods, Inc., Class A	194,812	14,474,531
		18,940,837
Health Care Equipment and Supplies — 1.8%
Danaher Corp.	48,275	10,865,737
Medtronic plc	79,334	9,371,725
		20,237,462
Health Care Providers and Services — 4.9%
Anthem, Inc.	22,030	7,907,668
Cardinal Health, Inc.	15,291	928,928
CVS Health Corp.	143,414	10,789,035
Humana, Inc.	26,179	10,975,546
Laboratory Corp. of America Holdings(1)	29,225	7,453,252
McKesson Corp.	38,314	7,472,763
UnitedHealth Group, Inc.	30,735	11,435,571
		56,962,763
Health Care Technology — 0.4%
Cerner Corp.	55,975	4,023,483
Hotels, Restaurants and Leisure — 2.5%
Aramark	106,729	4,032,221
Booking Holdings, Inc.(1)	2,143	4,992,847
Darden Restaurants, Inc.	33,769	4,795,198
Las Vegas Sands Corp.(1)	24,705	1,501,076
Six Flags Entertainment Corp.(1)	61,356	2,851,213
Starbucks Corp.	12,652	1,382,484
Texas Roadhouse, Inc.(1)	57,672	5,533,052
Vail Resorts, Inc.(1)	14,218	4,146,822
		29,234,913
Household Products — 1.3%
Clorox Co. (The)	18,514	3,570,980
Colgate-Palmolive Co.	149,465	11,782,326
		15,353,306
Industrial Conglomerates — 1.7%
3M Co.	52,136	10,045,565
Honeywell International, Inc.	45,388	9,852,373
		19,897,938
Interactive Media and Services — 4.3%
Alphabet, Inc., Class A(1)	16,544	34,122,331
Facebook, Inc., Class A(1)	53,810	15,848,659
		49,970,990
Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	11,924	36,893,810
eBay, Inc.	77,811	4,765,146
		41,658,956
IT Services — 3.0%
Accenture plc, Class A	20,958	5,789,648
Akamai Technologies, Inc.(1)	43,457	4,428,268
Cognizant Technology Solutions Corp., Class A	71,036	5,549,332
International Business Machines Corp.	47,514	6,331,716
PayPal Holdings, Inc.(1)	52,147	12,663,377
		34,762,341
Leisure Products — 0.3%
Polaris, Inc.	21,644	2,889,474
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc.	4,821	2,200,208

Machinery — 1.1%
CNH Industrial NV(1)	713,034	11,151,852
Kennametal, Inc.	35,819	1,431,685
		12,583,537
Media — 1.2%
Comcast Corp., Class A	174,509	9,442,682
Liberty Broadband Corp., Class C(1)	27,514	4,131,227
		13,573,909
Metals and Mining — 1.5%
Cleveland-Cliffs, Inc.	271,806	5,466,019
Freeport-McMoRan, Inc.(1)	151,543	4,990,311
Reliance Steel & Aluminum Co.	47,848	7,286,772
		17,743,102
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	24,856	2,845,018
Target Corp.	59,169	11,719,604
		14,564,622
Oil, Gas and Consumable Fuels — 3.3%
Chevron Corp.	103,073	10,801,020
ConocoPhillips	41,485	2,197,460
DCP Midstream LP	79,608	1,724,309
Exxon Mobil Corp.	110,992	6,196,683
New Fortress Energy, Inc.	68,179	3,130,098
Phillips 66	56,990	4,646,965
Valero Energy Corp.	20,807	1,489,781
Williams Cos., Inc. (The)	312,000	7,391,280
		37,577,596
Personal Products — 0.4%
Coty, Inc., Class A(1)	199,395	1,796,549
Herbalife Nutrition Ltd.(1)	75,310	3,340,752
		5,137,301
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	235,134	14,844,009
Johnson & Johnson	98,425	16,176,149
Merck & Co., Inc.	125,185	9,650,512
Pfizer, Inc.	235,582	8,535,136
		49,205,806
Professional Services — 0.4%
Robert Half International, Inc.	32,414	2,530,561
TriNet Group, Inc.(1)	32,568	2,539,001
		5,069,562
Road and Rail — 0.3%
Ryder System, Inc.	46,475	3,515,834
Semiconductors and Semiconductor Equipment — 8.0%
Applied Materials, Inc.	119,865	16,013,964
Broadcom, Inc.	32,352	15,000,328
Intel Corp.	19,446	1,244,544
KLA Corp.	22,900	7,566,160
Lam Research Corp.	13,026	7,753,596
Micron Technology, Inc.(1)	132,346	11,674,241
Qorvo, Inc.(1)	48,651	8,888,538
QUALCOMM, Inc.	87,153	11,555,616
Synaptics, Inc.(1)	14,028	1,899,672

Texas Instruments, Inc.	56,866	10,747,105
		92,343,764
Software — 11.0%
Adobe, Inc.(1)	16,539	7,862,144
Autodesk, Inc.(1)	22,583	6,258,878
Cadence Design Systems, Inc.(1)	60,205	8,247,483
Citrix Systems, Inc.	23,976	3,365,271
CommVault Systems, Inc.(1)	38,120	2,458,740
Fortinet, Inc.(1)	29,891	5,512,498
Intuit, Inc.	13,692	5,244,858
j2 Global, Inc.(1)	25,681	3,078,125
Microsoft Corp.	215,224	50,743,363
Oracle Corp. (New York)	136,726	9,594,063
salesforce.com, Inc.(1)	36,205	7,670,753
ServiceNow, Inc.(1)	13,598	6,800,496
Varonis Systems, Inc.(1)	74,358	3,817,540
VMware, Inc., Class A(1)	47,229	7,105,603
		127,759,815
Specialty Retail — 4.7%
AutoNation, Inc.(1)	73,467	6,848,594
AutoZone, Inc.(1)	2,648	3,718,586
Best Buy Co., Inc.	91,027	10,450,810
Dick's Sporting Goods, Inc.	58,186	4,430,864
Home Depot, Inc. (The)	51,090	15,595,222
Lowe's Cos., Inc.	71,003	13,503,351
		54,547,427
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	483,996	59,120,111
NCR Corp.(1)	36,721	1,393,562
		60,513,673
Textiles, Apparel and Luxury Goods — 0.6%
PVH Corp.(1)	22,097	2,335,653
Tapestry, Inc.(1)	102,881	4,239,726
		6,575,379
Trading Companies and Distributors — 1.1%
United Rentals, Inc.(1)	37,550	12,365,591
TOTAL COMMON STOCKS (Cost $871,996,999)		1,141,328,298
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $5,077,949), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $4,978,210)		4,978,209
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $16,931,058), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $16,599,000)		16,599,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,435,417	6,435,417
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,012,626)		28,012,626
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $900,009,625)		1,169,340,924
OTHER ASSETS AND LIABILITIES — (1.1)%		(12,439,992)
TOTAL NET ASSETS — 100.0%		$1,156,900,932

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	46	June 2021	$9,125,020	$123,796
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,141,328,298	—	—
Temporary Cash Investments	6,435,417	21,577,209	—
	1,147,763,715	21,577,209	—
Other Financial Instruments
Futures Contracts	123,796	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.